Financing (Narrative) (Details)		9 Months Ended
	Sep. 20, 2019 USD ($)	Sep. 27, 2019 USD ($)	Sep. 27, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Debt issuance and deferred financing costs		$ 2,000,000
Total borrowings under term loan	$ 1,300,000,000
Senior unsecured revolving credit facility	$ 250,000,000
Line of credit facility fair value of amount outstanding		$ 0
Prime rate		0.0050	0.0050
Rate in excess of Eurocurrency rate		0.0100	0.0100
Leverage ratio		3.75	3.75
Contingency provision on the ratio of indebtedness to net capital		4.25	4.25
Contingency provision, purchase price in excess of $100 million		$ 100,000,000
Interest coverage ratio (at least)		3.00	3.00
US term loan due 2022
Debt Instrument [Line Items]
Debt instrument, term	3 years
Term loan		$ 650,000,000		$ 0
Loan facility interest rates		3.50%
Euro term loan due 2022
Debt Instrument [Line Items]
Debt instrument, term	3 years
Term loan | €			€ 600,000,000		€ 0
Loan facility interest rates		1.20%
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity		$ 250,000,000
Revolving credit facility increase		200,000,000
Revolving Credit Facility | Swingline loan
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity		20,000,000
Revolving Credit Facility | Standby letters of credit
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity		$ 20,000,000
Minimum
Debt Instrument [Line Items]
Facility fee		0.09%
Maximum
Debt Instrument [Line Items]
Facility fee		0.225%
LIBOR | Minimum | Credit Facility
Debt Instrument [Line Items]
Margin spread of variable interest rate		0.785%
LIBOR | Maximum | Credit Facility
Debt Instrument [Line Items]
Margin spread of variable interest rate		1.625%
Base Rate | Minimum
Debt Instrument [Line Items]
Margin spread of variable interest rate		0.00%
Base Rate | Maximum
Debt Instrument [Line Items]
Margin spread of variable interest rate		0.625%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term	5 years